CONTRACTUAL COMMITMENTS AND GUARANTEES	12 Months Ended
Dec. 31, 2021
CONTRACTUAL COMMITMENTS AND GUARANTEES
CONTRACTUAL COMMITMENTS AND GUARANTEES

34)  CONTRACTUAL COMMITMENTS AND GUARANTEES

a)  Contractual commitments

The Company has unrecognized contractual commitments arising from the purchase of goods and services, which mature on several dates, with monthly payments.

On December 31, 2021, the total nominal values equivalent to the full contract period were:

Year
2022	2,248,234
2023	943,935
2024	220,441
2025	171,495
2026	143,107
2027 onwards	471,528
Total	4,198,740

In addition to the obligations presented above, the Company has commitments assumed with the acquisition of 5G licenses, considered executable contracts, of a non-monetary and non-onerous nature, which are presented in note 1.b).

b)  Guarantees

On December 31, 2021, the Company had guarantees for several commitments with ANATEL, suppliers and legal proceedings:

Insurance and letters of guarantee – Legal proceedings (Note 20)	20,298,486
Insurance guarantee - 5G licences (Note 21)	4,355,976
Judicial deposits and garnishments (Note 10)	2,831,178
Insurance and letters of guarantee - ANATEL	1,661,081
Insurance and letters of guarantee -Suppliers	221,182
Property and equipment (Note 13.f)	78,631
Blocked financial investments - Legal proceedings (Note 20)	37,238
Total	29,483,772